Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current portion
Accrued expenses	$ 2,734	$ 1,602
Total deferred tax assets, current portion	2,734	1,602
Deferred tax assets, non-current portion
Net operating losses	3,061	1,660
Less: valuation allowance	(1,338)	(253)
Total deferred tax assets, non-current portion, net	1,723	1,407
Deferred tax liabilities, current portion
Deferred tax liabilities, non-current portion
Investment basis in the PRC entities	(64,947)	(38,581)
Deferred tax liabilities, non-current portion	$ (64,947)	$ (38,581)